Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss carryforwards	$ 3,577	$ 2,138
Valuation allowance	(3,577)	(2,138)
Net deferred tax assets